Summary of Vesting Conditions and Expiry Dates (Details)	12 Months Ended
Jun. 30, 2022
Old Vesting Conditions [Member] | Tranche One [Member]
IfrsStatementLineItems [Line Items]
Vesting Conditions	Total Group operating revenue greater than A$500,000 for 3 consecutive calendar months.
Expiry Date	31 December 2021
Old Vesting Conditions [Member] | Tranche Two [Member]
IfrsStatementLineItems [Line Items]
Vesting Conditions	Total Group operating revenue greater than A$1,000,000 for 3 consecutive calendar months.
Expiry Date	31 December 2022
Old Vesting Conditions [Member] | Tranche Three [Member]
IfrsStatementLineItems [Line Items]
Vesting Conditions	Total Group operating revenue greater than A$2,000,000 for 3 consecutive calendar months.
Expiry Date	31 December 2023
Old Vesting Conditions [Member] | Tranche Four [Member]
IfrsStatementLineItems [Line Items]
Vesting Conditions	Total Group operating revenue greater than A$2,500,000 for 3 consecutive calendar months.
Expiry Date	31 December 2023
New Vesting Conditions [Member] | Tranche One [Member]
IfrsStatementLineItems [Line Items]
Vesting Conditions	Total Group operating revenue greater than A$500,000 for 3 consecutive calendar months.
Expiry Date	30 June 2024
New Vesting Conditions [Member] | Tranche Two [Member]
IfrsStatementLineItems [Line Items]
Vesting Conditions	Total Group operating revenue greater than A$1,000,000 for 3 consecutive calendar months.
Expiry Date	30 June 2024
New Vesting Conditions [Member] | Tranche Three [Member]
IfrsStatementLineItems [Line Items]
Vesting Conditions	Total Group operating revenue greater than A$2,000,000 for 3 consecutive calendar months.
Expiry Date	30 June 2024